As filed with the Securities and Exchange Commission on September 20, 2018
1933 Act Registration No. 002-11357
1940 Act Registration No. 811-00582
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	[ ]	[ ]
Post-Effective Amendment No.	209	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	164	[ X ]

  (Check appropriate box or boxes)

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
 X  immediately upon filing pursuant to paragraph (b)
      on                                  pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on _________________ pursuant to paragraph (a)(1)
      75 days after filing pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for the following class of the following fund, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 208 to the Registrant’s registration statement on August 31, 2018:

Class R6 Shares of Neuberger Berman Small Cap Growth Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 209 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 20th day of September, 2018.

NEUBERGER BERMAN EQUITY FUNDS

By:	/s/ Joseph V. Amato
Name:	Joseph V. Amato
Title:	President and Chief Executive Officer

 Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 209 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Joseph V. Amato	President, Chief Executive Officer	September 20, 2018
Joseph V. Amato	and Trustee
/s/ John M. McGovern	Treasurer and Principal Financial and	September 20, 2018
John M. McGovern	Accounting Officer

	Trustee	September 20, 2018
Robert Conti

/s/ Michael J. Cosgrove	Trustee	September 20, 2018
Michael J. Cosgrove*
/s/ Marc Gary	Trustee	September 20, 2018
Marc Gary*
/s/ Martha C. Goss	Trustee	September 20, 2018
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	September 20, 2018
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	September 20, 2018
Deborah C. McLean*
/s/ George W. Morriss	Trustee	September 20, 2018
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	September 20, 2018
Tom D. Seip*
/s/ James G. Stavridis	Trustee	September 20, 2018
James G. Stavridis*
/s/ Candace L. Straight	Trustee	September 20, 2018
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	September 20, 2018
Peter P. Trapp*

*Signatures affixed by Franklin H. Na on September 20, 2018, pursuant to a power of attorney filed with Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of Neuberger Berman Advisers Management Trust, File Nos. 002-88566 and 811-04255, on April 20, 2018.

NEUBERGER BERMAN EQUITY FUNDS
EXHIBIT INDEX
Exhibit	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase